Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	3.32
Maximum Aggregate Offering Price	$ 6,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 916.98
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of ZoomInfo Technologies Inc. (the "Registrant") that become issuable under the plan referenced herein by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding Common Stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $3.32, the average of the high and low price of the Registrant's Common Stock on July 30, 2026, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this Registration Statement. Represents 2,000,000 shares of Common Stock issuable pursuant to the ZoomInfo Technologies Inc. Inducement Equity Incentive Plan.